Related Parties - General Services Agreement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
General operating expenses	$ 2,323	$ 2,104	$ 2,027
Total derivatives with related parties
Related Party Transaction [Line Items]
General operating expenses	131	349	317
Total derivatives with related parties | General Services Agreement
Related Party Transaction [Line Items]
Due to related parties	311	262
Due from related parties	54	43
General operating expenses	$ 114	$ 229	$ 204